Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

For the six months ended April 30, 2026 and 2025, the disaggregation of revenue is as follows:

	April 30, 2026	April 30, 2025

Ocean freight revenue	$136,933,232	$98,993,119
Vessel services revenue and others	519,246	422,840
Total	$137,452,478	$99,415,959